Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 2,850,453	$ 2,847,429	$ 1,071,894
Certificates of deposit	496,201		1,019,294
Due from related party	56,512	62,709
Vendor deposit			227,657
Prepaid expenses and other	83,513	41,446	18,147
Notes receivable	107,490
Total Current Assets	3,594,169	2,951,584	2,336,992
Property And Equipment
Software	19,740	19,740	15,330
Equipment	9,327	9,327	8,445
Total Cost	29,067	29,067	23,775
Less: accumulated depreciation	7,469	3,246	1,381
Property and equipment, net	21,598	25,821	22,394
Other Assets
Security deposit	5,535	5,535	5,535
Intangible asset, net of accumulated amortization	10,816,370
Total Other Assets	10,821,905	5,535	5,535
Total Assets	14,437,672	2,982,940	2,364,921
Current Liabilities
Senior convertible notes, net of debt issuance costs	224,063	2,448,570
Accrued interest	11,143	35,693
Accounts payable	251,399	50,686	14,593
Due to related parties	1,116	436	95
Accrued expenses	161,913	64,428	83,004
Total Current Liabilities	649,634	2,599,813	97,692
Non-current Liabilities
Accrued rent liability	3,321	9,963
Deferred tax liability	2,477,830
Total Liabilities	3,130,785	2,609,776	97,692
COMMITMENTS AND CONTINGENCIES - SEE NOTE
Stockholders' Equity
Preferred stock, par value $0.0001, 10,000,000 shares authorized; zero shares issued and outstanding
Common stock, value	3,867	3,527	3,175
Additional paid-in capital	19,264,976	4,228,723	4,266,825
Subscription receivable	(1,800,000)
Accumulated deficit	(6,161,956)	(3,859,086)	(2,002,771)
Total Stockholders' Equity	11,306,887	373,164	2,267,229
Total Liabilities and Stockholders' Equity	$ 14,437,672	$ 2,982,940	$ 2,364,921